Property and equipment, net (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Property and equipment, net
Total property and equipment	¥ 73,993,117		¥ 61,348,164		$ 10,580,875
Accumulated depreciation	(50,093,561)		(45,514,674)		(7,163,284)
Property and equipment, net	23,899,556		15,833,490		3,417,591
Depreciation	8,768,355	$ 1,253,858	4,866,123	¥ 3,026,574
Gains (loss) from the disposal of property and equipment	(3,693)	$ (528)	56,293	¥ (148,198)
Computer and transmission equipment
Property and equipment, net
Total property and equipment	37,106,123		31,286,142		5,306,105
Furniture and office equipment
Property and equipment, net
Total property and equipment	2,695,289		1,715,512		385,421
Leasehold improvements
Property and equipment, net
Total property and equipment	33,375,602		27,530,407		4,772,648
Motor vehicles
Property and equipment, net
Total property and equipment	¥ 816,103		¥ 816,103		$ 116,701